Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 63.6%
BlackRock Advantage Emerging Markets Fund, Class K	534,096	$4,870,959
BlackRock Tactical Opportunities Fund, Class K	469,599	6,795,104
Diversified Equity Master Portfolio	$50,865,735	50,865,735
International Tilts Master Portfolio	$13,014,486	13,014,486
iShares Developed Real Estate Index Fund, Class K	346,050	2,896,438
iShares MSCI EAFE Small-Cap ETF(b)	90,015	5,083,147

		83,525,869

Fixed-Income Funds — 24.3%
BlackRock Diversified Fixed Income Fund	2,062,660	19,100,231
BlackRock High Yield Bond Portfolio, Class K	190,366	1,277,355
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,188,533
iShares TIPS Bond ETF(b)	70,476	7,309,771

		31,875,890

Security	Shares	Value

Money Market Funds — 23.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	16,950,610	$16,955,696
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	13,331,223	13,331,223

		30,286,919

Total Investments — 111.0% (Cost: $142,341,727)		145,688,678

Liabilities in Excess of Other Assets — (11.0)%		(14,424,585)

Net Assets — 100.0%		$131,264,093

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$7,129,318	$—		$(8,175,582	)(b)(c)	$(18,745)	$1,065,009	$—	$—	$12,247		$—
BlackRock Advantage Emerging Markets Fund, Class K	4,747,624	29,267		—		—	94,068	4,870,959	534,096	29,266		—
BlackRock Cash Funds: Institutional, SL Agency Shares	5,242,829	11,714,684	(b)	—		(524)	(1,293)	16,955,696	16,950,610	10,069	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,621,338	7,709,885	(b)	—		—	—	13,331,223	13,331,223	353,361		—
BlackRock Diversified Fixed Income Fund	—	20,514,590		—		—	(1,414,359)	19,100,231	2,062,660	554,878		—
BlackRock High Yield Bond Portfolio, Class K	1,200,667	64,796		—		—	11,892	1,277,355	190,366	79,919		—
BlackRock Tactical Opportunities Fund, Class K	5,472,714	1,274,777		—		—	47,613	6,795,104	469,599	265,903		—
Diversified Equity Master Portfolio	44,677,848	2,264,573	(b)(c)	—		3,069,998	853,316	50,865,735	$50,865,735	618,942		—
International Tilts Master Portfolio	13,143,743	—		(651,845	)(b)(c)	593,991	(71,403)	13,014,486	$13,014,486	311,152		—
iShares Core U.S. Aggregate Bond ETF(a)	5,273,540	—		(5,463,962)		(894,676)	1,085,098	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	1,617,404	1,799,172		(375,000)		(20,210)	(124,928)	2,896,438	346,050	32,032		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,328,534	—		—		—	(140,001)	4,188,533	41,056	117,817		—
iShares MSCI EAFE Small-Cap ETF	5,084,047	—		—		—	(900)	5,083,147	90,015	89,949		—

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2035 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

iShares TIPS Bond ETF	$6,053,563	$1,468,428	$—		$—	$(212,220)	$7,309,771	70,476	$133,851	$—

Master Total Return Portfolio(a)	5,338,301	—	(6,400,685	)(b)(c)	(149,702)	1,212,086	—	$—	70,655	—

					$2,580,132	$2,403,978	$145,688,678		$2,680,041	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	13	12/14/23	$2,252	$(66,642)
MSCI EAFE Index	16	12/15/23	1,633	(44,214)
MSCI Emerging Markets Index	69	12/15/23	3,296	(82,624)
Russell 2000 E-Mini Index	37	12/15/23	3,327	(125,464)
S&P 500 Micro E-Mini Index	69	12/15/23	1,492	(46,916)
U.S. Long Bond	15	12/19/23	1,708	(93,188)
Ultra U.S. Treasury Bond	27	12/19/23	3,210	(231,447)

				$(690,495)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,836,039	USD	1,175,555	Goldman Sachs International	12/20/23	$8,098
CAD	1,626,223	USD	1,192,611	Barclays Bank PLC	12/20/23	6,161
CAD	3,026,099	USD	2,219,251	Deutsche Bank AG	12/20/23	11,442
USD	29,066	EUR	27,000	Morgan Stanley & Co. International PLC	12/20/23	416
USD	77,647	JPY	11,277,000	Barclays Bank PLC	12/20/23	1,212

						27,329

EUR	2,356,507	USD	2,537,169	Barclays Bank PLC	12/20/23	(36,617)

						$(9,288)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	2,467	$(141,297)	$—	$(141,297)
1-Day SOFR plus 0.32%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	204	(11,717)	—	(11,717)

									$(153,014)	$—	$(153,014)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$19,645,648	$—	$—	$19,645,648
Fixed-Income Funds	31,875,890	—	—	31,875,890
Money Market Funds	30,286,919	—	—	30,286,919

	$81,808,457	$—	$—	81,808,457

Investments Valued at NAV(a)				63,880,221

				$145,688,678

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$27,329	$—	$27,329
Liabilities
Equity Contracts	(365,860)	(153,014)	—	(518,874)
Foreign Currency Exchange Contracts	—	(36,617)	—	(36,617)
Interest Rate Contracts	(324,635)	—	—	(324,635)

	$(690,495)	$(162,302)	$—	$(852,797)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Portfolio Abbreviation

AUD	Australian Dollar	ETF	Exchange-Traded Fund

CAD	Canadian Dollar	MSCI	Morgan Stanley Capital International

EUR	Euro	S&P	Standard & Poor’s

JPY	Japanese Yen	SOFR	Secured Overnight Financing Rate

USD	United States Dollar

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